UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment          [  ];  Amendment Number:
                                                           ----------

This Amendment (Check only one): [  ]   is a restatement.
                                 [  ]   adds new entries.

Institutional Investment Manager Filing this Report:

Name:        RA Capital Management, LLC
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Address:     20 Park Plaza, Suite 1200
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             Boston, MA 02116
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Form 13F File Number:       28-12884
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Peter Kolchinsky
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Title:       Manager
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Phone:       (617) 778-2500
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Signature, Place, and Date of Signing

/s/ Peter Kolchinsky                     Boston, MA             May 15, 2012
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           [Signature]                 [City, State]               [Date]

Report Type (Check only one):

      [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

      [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

      [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                                ----------------------

Form 13F Information Tabel Entry Total:         28
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Form 13F Information Table Value Total:         205,580
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                                                (thousands)


List of Other Included Managers:      NONE

                           FORM 13F INFORMATION TABLE

          COLUMN 1             COLUMN 2      COLUMN 3    COLUMN 4   COLUMN 5            COLUMN 6   COLUMN 7          COLUMN 8
          --------             --------      --------    --------   --------            --------   --------          --------

                                                          VALUE     SHRS OR  SH/ PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT  PRN CALL  DISCRETION  MANAGERS     SOLE / SHARED / NONE
------------------------------------------------------------------------------------------------------------------------------------
ACADIA PHARMACEUTICALS INC        COM       004225 10 8    11,330  5,269,999 SH           SOLE        N/A   5,269,999
ALNYLAM PHARMACEUTICALS INC       COM       02043Q 10 7     2,768    250,000 SH           SOLE        N/A     250,000
ANACOR PHARMACEUTICALS INC        COM       032420 10 1     4,715    800,530 SH           SOLE        N/A     800,530
ARDEA BIOSCIENCES INC             COM       03969P 10 7     3,264    150,010 SH           SOLE        N/A     150,010
ARRAY BIOPHARMA INC               COM       04269X 10 5     1,497    439,778 SH           SOLE        N/A     439,778
ARTHROCARE CORP                   COM       043136 10 0    18,342    683,146 SH           SOLE        N/A     683,146
BIOCRYST PHARMACEUTICALS          COM       09058V 10 3    14,708  3,045,146 SH           SOLE        N/A   3,045,146
CORONADO BIOSCIENCES INC          COM       21976U 10 9       353     41,700 SH           SOLE        N/A      41,700
DERMA SCIENCES INC           COM PAR $.01   249827 50 2    10,038  1,043,419 SH           SOLE        N/A   1,043,419
DYAX CORP                         COM       26746E 10 3    12,070  7,736,875 SH           SOLE        N/A   7,736,875
NEUROCRINE BIOSCIENCES INC        COM       64125C 10 9     6,775    850,000 SH           SOLE        N/A     850,000
NEWLINK GENETICS CORP             COM       651511 10 7     2,639    288,456 SH           SOLE        N/A     288,456
NOVAVAX INC                       COM       670002 10 4       378    300,000 SH           SOLE        N/A     300,000
ONCOGENEX PHARMACEUTICALS IN      COM       68230A 10 6     9,903    745,115 SH           SOLE        N/A     745,115
PAIN THERAPEUTICS INC             COM       69562K 10 0       424    117,084 SH           SOLE        N/A     117,084
POZEN INC                         COM       73941U 10 2    17,682  2,946,944 SH           SOLE        N/A   2,946,944
REPROS THERAPEUTICS INC         COM NEW     76028H 20 9     2,820    666,666 SH           SOLE        N/A     666,666
SANGAMO BIOSCIENCES INC           COM       800677 10 6     3,458    705,679 SH           SOLE        N/A     705,679
SEQUENOM INC                    COM NEW     817337 40 5    16,432  4,037,283 SH           SOLE        N/A   4,037,283
SEQUENOM INC                    COM NEW     817337 40 5     6,146  1,510,000 SH  CALL     SOLE        N/A           0
SYNAGEVA BIOPHARMA CORP           COM       87159A 10 3     6,510    181,499 SH           SOLE        N/A     181,499
UROPLASTY INC                   COM NEW     917277 20 4     3,055  1,015,100 SH           SOLE        N/A   1,015,100
VANDA PHARMACEUTICALS INC         COM       921659 10 8    12,327  2,573,570 SH           SOLE        N/A   2,573,570
VENTRUS BIOSCIENCES INC           COM       922822 10 1     5,333    534,916 SH           SOLE        N/A     534,916
VERASTEM INC                      COM       92337C 10 4     6,619    605,600 SH           SOLE        N/A     605,600
VIVUS INC                         COM       928551 10 0     6,708    300,000 SH           SOLE        N/A     300,000
XOMA CORP DEL                     COM       98419J 10 7    15,030  5,426,009 SH           SOLE        N/A   5,426,009
YM BIOSCIENCES INC                COM       984238 10 5     4,256  2,288,000 SH           SOLE        N/A   2,288,000